Right of use assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right of use assets
Balance at the beginning	£ 1,969
Balance at the end	3,006	£ 1,969
Property
Right of use assets
Balance at the beginning	1,969
Balance at the end	3,006	1,969
Property | Cost or valuation
Right of use assets
Balance at the beginning	4,188	4,274
Additions	1,897	246
Disposals	0	(332)
Depreciation on disposals	0	(332)
Balance at the end	6,085	4,188
Property | Accumulated depreciation
Right of use assets
Balance at the beginning	(2,219)	(1,821)
Disposals	0	332
Charge for the year	860	730
Depreciation on disposals	0	332
Balance at the end	£ (3,079)	£ (2,219)